Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disposal Groups [Abstract]
Disposal groups	$ 38,716	$ 27,126
Unallocated impairment losses	(79)	(31)
Non-current assets held for sale	341	139
Assets held for sale	38,978	27,234
Liabilities of disposal groups held for sale	$ 46,165	$ 29,011